PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 99.8%
		COMMON STOCKS - 99.8% of Net Assets
		Aerospace & Defense - 0.4%
14,563		Spirit AeroSystems Holdings, Inc.	$643,539
		Total Aerospace & Defense	$643,539
		Airline- 0.5%
12,282	(a)	Alaska Air Group, Inc.	$719,725
		Total Airline	$719,725
		Banks - 1.3%
8,588	(a)	Metropolitan Bank Holding Corp.	$723,968
4,382		Signature Bank/New York NY	1,193,131
		Total Banks	$1,917,099
		Beverage - 0.5%
8,061	(a)	Celsius Holdings, Inc.	$726,216
		Total Beverage	$726,216
		Biotechnology - 4.8%
9,484	(a)	Alnylam Pharmaceuticals, Inc.	$1,790,674
18,938	(a)	Fate Therapeutics, Inc.	1,122,455
3,634	(a)	Mirati Therapeutics, Inc.	642,891
2,504	(a)	Moderna, Inc.	963,689
17,302	(a)	Natera, Inc.	1,928,135
16,979	(a)	Replimune Group, Inc.	503,258
		Total Biotechnology	$6,951,102
		Building Products - 2.5%
37,110		Johnson Controls International	$2,526,449
10,938	(a)	Trex Co., Inc.	1,114,910
		Total Building Products	$3,641,359
		Capital Markets - 3.1%
5,045		MSCI, Inc.	$3,069,075
17,907		Tradeweb Markets, Inc.	1,446,528
		Total Capital Markets	$4,515,603
		Chemicals - 1.2%
3,822		Albemarle Corp.	$836,903
41,859		Element Solutions, Inc.	907,503
		Total Chemicals	$1,744,406
		Commercial Service & Supply - 0.8%
8,499	(a)	Copart, Inc.	$1,178,981
		Total Commercial Service & Supply	$1,178,981
		Communications Equipment - 0.9%
5,878		Motorola Solutions, Inc.	$1,365,577
		Total Communications Equipment	$1,365,577
		Consumer Discretionary - 0.8%
27,653	(a)	Skechers U.S.A., Inc.	$1,164,744
		Total Consumer Discretionary	$1,164,744
		Distributor - 0.6%
1,923		Pool Corp.	$835,370
		Total Distributor	$835,370
		Diversified Consumer Service - 0.3%
10,341	(a)	Terminix Global Holdings, Inc.	$430,910
		Total Diversified Consumer Service	$430,910
		Electrical Equipment - 4.7%
9,194	(a)	Generac Holdings, Inc.	$3,757,312
21,154	(a)	Plug Power, Inc.	540,273
2,642		Rockwell Automation, Inc.	776,854
21,260	(a)	Sunrun, Inc.	935,440
29,572		Vertiv Holdings Co.	712,389
		Total Electrical Equipment	$6,722,268
		Electronic Equipment, Instruments & Components - 2.2%
6,499		CDW Corp.	$1,182,948
66,965	(a)	Flex Ltd.	1,183,941
12,693	(a)	II-VI, Inc.	753,457
		Total Electronic Equipment, Instruments & Components	$3,120,346
		Energy Equipment & Service - 0.3%
10,413		Cactus, Inc.	$392,778
		Total Energy Equipment & Service	$392,778
		Entertainment - 2.5%
9,663	(a)	Live Nation Entertainment, Inc.	$880,589
5,342	(a)	Roku, Inc.	1,673,916
4,444	(a)	Spotify Technology S.A.	1,001,411
		Total Entertainment	$3,555,916
		Equity Real Estate Investment Trust (REIT) - 0.4%
26,306	(a)	Park Hotels & Resorts, Inc.	$503,497
		Total Equity Real Estate Investment Trust (REIT)	$503,497
		Food & Staple Retailing - 0.7%
19,535	(a)	BJ's Wholesale Club Holdings, Inc.	$1,072,862
		Total Food & Staples Retailing	$1,072,862
		Food Products - 1.6%
5,864		Bunge, Ltd.	$476,860

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares			Value
		Food Products - (continued)
4,324		Hershey Co.	$731,837
37,864	(a)	Nomad Foods, Ltd.	1,043,532
		Total Food Products	$2,252,229
		Health Care Equipment & Supplies - 5.8%
3,583	(a)	DexCom, Inc.	$1,959,400
1,989	(a)	IDEXX Laboratories, Inc.	1,236,959
5,578	(a)	Insulet Corp.	1,585,435
4,032	(a)	Penumbra, Inc.	1,074,528
9,622		ResMed, Inc.	2,535,878
		Total Health Care Equipment & Supplies	$8,392,200
		Health Care Providers & Services - 1.8%
3,960	(a)	Amedisys, Inc.	$590,436
7,596	(a)	Molina Healthcare, Inc.	2,060,871
		Total Health Care Providers & Services	$2,651,307
		Health Care Technology - 1.8%
2,622	(a)	Teladoc Health, Inc.	$332,496
8,096	(a)	Veeva Systems, Inc.	2,333,024
		Total Health Care Technology	$2,665,520
		Hotels, Restaurants & Leisure - 4.4%
36,381	(a)	Brinker International, Inc.	$1,784,488
1,165	(a)	Chipotle Mexican Grill, Inc.	2,117,411
14,116	(a)	DraftKings, Inc.	679,827
7,339	(a)	Penn National Gaming, Inc.	531,784
33,611		Wendy's Co.	728,686
3,046		Wingstop, Inc.	499,331
		Total Hotels, Restaurants & Leisure	$6,341,527
		Household Durables - 1.1%
5,972		Dr Horton, Inc.	$501,469
4,946	(a)	TopBuild Corp.	1,012,990
		Total Household Durables	$1,514,459
		Information Technology - 2.6%
31,819		Amphenol Corp.	$2,330,105
2,453		Lam Research Corp.	1,396,125
		Total Information Technology	$3,726,230
		Interactive Media & Services - 4.2%
4,857	(a)	Charles River Laboratories International, Inc.	$2,004,338
8,850	(a)	IAC/InterActiveCorp	1,153,066
9,455	(a)	Match Group, Inc.	1,484,340
12,804	(a)	Pinterest, Inc.	652,364
7,271	(a)	Twitter, Inc.	439,096
11,242	(a)	Vimeo, Inc.	330,178
		Total Interactive Media & Services	$6,063,382
		Internet & Direct Marketing Retail - 0.4%
2,215	(a)	Wayfair, Inc.	$565,955
		Total Internet & Direct Marketing Retail	$565,955
		IT Services - 7.1%
4,653	(a)	EPAM Systems, Inc.	$2,654,443
27,349		Genpact, Ltd.	1,299,351
3,332		Global Payments, Inc.	525,057
4,610	(a)	Okta, Inc.	1,094,137
300	(a)	Shopify, Inc.	407,446
3,870	(a)	Square, Inc.	928,181
6,311	(a)	Twilio, Inc.	2,013,525
4,473	(a)	WEX, Inc.	787,874
3,017	(a)	Wix.com Ltd.	591,242
		Total IT Services	$10,301,256
		Leisure Product - 0.7%
10,979	(a)	Peloton Interactive, Inc.	$955,722
		Total Leisure Product	$955,722
		Life Sciences Tools & Services - 3.2%
7,406	(a)	10X Genomics, Inc.	$1,078,166
12,267		Agilent Technologies, Inc.	1,932,421
16,363		Bruker Corp.	1,277,950
12,608	(a)	Pacific Biosciences of California, Inc.	322,134
		Total Life Sciences Tools & Services	$4,610,671
		Machinery - 1.8%
8,706	(a)	Middleby Corp.	$1,484,460
11,473		Oshkosh Corp.	1,174,491
		Total Machinery	$2,658,951
		Material - 0.6%
24,426		Freeport-McMoRan, Inc.	$794,578
		Total Material	$794,578
		Media - 0.2%
2,300		Nexstar Media Group, Inc.	$349,508
		Total Media	$349,508

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares			Value
		Multiline Retail - 0.9%
5,956		Dollar General Corp.	$1,263,506
		Total Multiline Retail	$1,263,506
		Oil, Gas & Consumable Fuel - 0.2%
5,866	(a)	Renewable Energy Group, Inc.	$294,473
		Total Oil, Gas & Consumable Fuel	$294,473
		Professional Services - 3.9%
91,377	(a)	Clarivate Analytics Plc	$2,001,156
13,930	(a)	CoStar Group, Inc.	$1,198,816
7,916		Thomson Reuters Corp.	874,560
7,710		Verisk Analytics, Inc.	1,544,082
		Total Professional Services	$5,618,614
		Real Estate Management & Development - 1.1%
16,036	(a)	CBRE Group, Inc.	$1,561,265
		Total Real Estate Management & Development	$1,561,265
		Road & Rail - 1.0%
14,441		TFI International, Inc.	$1,475,581
		Total Road & Rail	$1,475,581
		Semiconductors & Semiconductor Equipment - 5.2%
16,086	(a)	Cohu, Inc.	$513,787
14,275		Marvell Technology, Inc.	860,925
18,066		Micron Technology, Inc.	1,282,325
7,977		MKS Instruments, Inc.	1,203,809
6,169		NXP Semiconductors NV	1,208,322
5,240	(a)	Qorvo, Inc.	876,076
2,640	(a)	SolarEdge Technologies, Inc.	700,181
6,158		Xilinx, Inc.	929,796
		Total Semiconductors & Semiconductor Equipment	$7,575,221
		Software - 16.7%
4,286	(a)	ANSYS, Inc.	$1,459,169
5,192	(a)	Atlassian Corp. Plc	2,032,253
4,626	(a)	Avalara, Inc.	808,486
6,248	(a)	Crowdstrike Holdings, Inc.	1,535,633
8,550	(a)	DocuSign, Inc.	2,201,027
5,635	(a)	Guidewire Software, Inc.	669,832
2,113	(a)	HubSpot, Inc.	1,428,578
25,458		NortonLifeLock, Inc.	644,087
35,375	(a)	Palantir Technologies, Inc.	850,415
4,315	(a)	Palo Alto Networks, Inc.	2,066,885
1,914	(a)	Paycom Software, Inc.	948,866
2,126	(a)	RingCentral, Inc.	462,405
2,177	(a)	ServiceNow, Inc.	1,354,682
7,947	(a)	Splunk, Inc.	1,150,010
10,020		SS&C Technologies Holdings, Inc.	695,388
9,603	(a)	Synopsys, Inc.	2,875,234
17,751	(a)	Trade Desk, Inc.	1,247,895
14,966	(a)	Zendesk, Inc.	1,741,893
		Total Software	$24,172,738
		Specialty Retail - 3.8%
917	(a)	AutoZone, Inc.	$1,557,057
5,876	(a)	Burlington Stores, Inc.	1,666,257
10,125	(a)	Floor & Decor Holdings, Inc.	1,222,999
1,872	(a)	Ulta Beauty, Inc.	675,642
7,754	(a)	Victoria's Secret & Co.	428,486
		Total Specialty Retail	$5,550,441
		Textiles, Apparel & Luxury Good - 1.2%
4,175	(a)	Lululemon Athletica, Inc.	$1,689,623
		Total Textiles, Apparel & Luxury Good	$1,689,623
		TOTAL COMMON STOCKS
		(Cost $90,654,699)	$144,247,255
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
		(Cost $90,654,699)	$144,247,255
		OTHER ASSETS AND LIABILITIES - 0.2%	$251,925
		NET ASSETS - 100.0%	$144,499,180

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

Schedule of Investments | 9/30/21 (unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 144,247,255	$ –	$ –	$ 144,247,255
Total Investments in Securities	$ 144,247,255	$ –	$ –	$ 144,247,255

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.